SHARE CAPITAL AND RESERVES (Details 5) - Agents Warrants [Member]		12 Months Ended
	Oct. 15, 2018 Share	Nov. 30, 2018 CAD ($) Share	Nov. 30, 2018 USD ($) Share	Nov. 30, 2017 CAD ($) Share
Number Of Other Equity Instruments [Abstract]
Balance		4,574	4,574	4,574
Issued	8,000	8,000	8,000	8,000
Exercised		(1,837)	(1,837)
Balance		10,737	10,737	4,574
Weighted Average Exercise Price Of Other Equity Instruments [Abstract]
Balance | $		$ 1.25
Issued		5.32	$ 4.00
Exercised | $		1.25
Balance | $		$ 4.28		$ 1.25